Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ 1,829	$ 1,954	$ 3,028
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation, amortization and accretion, including nuclear fuel and energy contract amortization	7,573	6,527	5,780
Asset impairments	552	591	201
Gain on sales of assets and businesses	(201)	(24)	(27)
Deferred income taxes and amortization of investment tax credits	18	309	681
Net fair value changes related to derivatives	(568)	(268)	222
Net realized and unrealized gains on NDT fund investments	(586)	(461)	(663)
Net unrealized losses (gains) on equity investments	160	(186)	0
Other non-cash operating activities	(200)	592	613
Changes in assets and liabilities:
Accounts receivable	(703)	697	(243)
Inventories	(141)	(85)	(87)
Accounts payable and accrued expenses	440	(129)	(425)
Option premiums paid, net	(338)	(139)	(29)
Collateral received (posted), net	(74)	494	(438)
Income taxes	327	140	(64)
Pension and non-pension postretirement benefit contributions	(665)	(601)	(408)
Other assets and liabilities	(4,411)	(5,176)	(1,482)
Net cash flows provided by operating activities	3,012	4,235	6,659
Cash flows from investing activities
Capital expenditures	(7,981)	(8,048)	(7,248)
Proceeds from NDT fund sales	6,532	3,341	10,051
Investment in NDT funds	(6,673)	(3,464)	(10,087)
Collection of deferred purchase price	3,902	3,771	0
Acquisitions of assets and businesses, net	0	0	(41)
Proceeds from sales of assets and businesses	877	46	53
Other investing activities	26	18	12
Net cash flows used in investing activities	(3,317)	(4,336)	(7,260)
Cash flows from financing activities
Changes in short-term borrowings	269	161	781
Proceeds from short-term borrowings with maturities greater than 90 days	1,380	500	0
Repayments on short-term borrowings with maturities greater than 90 days	(350)	0	(125)
Issuance of long-term debt	3,481	7,507	1,951
Retirement of long-term debt	(1,640)	(6,440)	(1,287)
Dividends paid on common stock	(1,497)	(1,492)	(1,408)
Acquisition of CENG noncontrolling interest	(885)	0	0
Proceeds from employee stock plans	80	45	112
Other financing activities	(80)	(136)	(82)
Net cash flows provided by (used in) financing activities	758	145	(58)
Increase (decrease) in cash, restricted cash, and cash equivalents	453	44	(659)
Cash, restricted cash, and cash equivalents at beginning of period	1,166	1,122	1,781
Cash, restricted cash, and cash equivalents at end of period	1,619	1,166	1,122
Increase (decrease) in capital expenditures not paid	16	194	(7)
Increase in Deferred Purchase Price	3,652	4,441	0
Increase (decrease) in PPE related to ARO update	642	850	968
Commonwealth Edison Co [Member]
Cash flows from operating activities
Net income (loss)	742	438	688
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation, amortization and accretion, including nuclear fuel and energy contract amortization	1,205	1,133	1,033
Deferred income taxes and amortization of investment tax credits	244	228	109
Other non-cash operating activities	126	202	265
Changes in assets and liabilities:
Accounts receivable	(25)	(10)	(34)
Receivables from and payables to affiliates, net	32	(1)	(12)
Inventories	(2)	(13)	(16)
Accounts payable and accrued expenses	0	63	(51)
Collateral received (posted), net	0	14	48
Income taxes	0	8	95
Pension and non-pension postretirement benefit contributions	(196)	(148)	(77)
Other assets and liabilities	(531)	(590)	(345)
Net cash flows provided by operating activities	1,595	1,324	1,703
Cash flows from investing activities
Capital expenditures	(2,387)	(2,217)	(1,915)
Other investing activities	26	2	29
Net cash flows used in investing activities	(2,361)	(2,215)	(1,886)
Cash flows from financing activities
Changes in short-term borrowings	(323)	193	130
Issuance of long-term debt	1,150	1,000	700
Retirement of long-term debt	(350)	(500)	(300)
Dividends paid on common stock	(507)	(499)	(508)
Contributions from parent	791	712	250
Other financing activities	(16)	(13)	(16)
Net cash flows provided by (used in) financing activities	745	893	256
Increase (decrease) in cash, restricted cash, and cash equivalents	(21)	2	73
Cash, restricted cash, and cash equivalents at beginning of period	405	403	330
Cash, restricted cash, and cash equivalents at end of period	384	405	403
Increase (decrease) in capital expenditures not paid	(46)	109	(37)
PECO Energy Co [Member]
Cash flows from operating activities
Net income (loss)	504	447	528
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation, amortization and accretion, including nuclear fuel and energy contract amortization	348	347	333
Deferred income taxes and amortization of investment tax credits	11	(23)	20
Other non-cash operating activities	0	24	38
Changes in assets and liabilities:
Accounts receivable	(35)	(88)	(29)
Receivables from and payables to affiliates, net	21	(6)	(5)
Inventories	(26)	(1)	4
Accounts payable and accrued expenses	15	63	(11)
Income taxes	5	31	(34)
Pension and non-pension postretirement benefit contributions	(18)	(18)	(28)
Other assets and liabilities	(52)	1	(65)
Net cash flows provided by operating activities	773	777	751
Cash flows from investing activities
Capital expenditures	(1,240)	(1,147)	(939)
Changes in Exelon/PHI intercompany money pool	0	68	(68)
Other investing activities	9	7	(1)
Net cash flows used in investing activities	(1,231)	(1,072)	(1,008)
Cash flows from financing activities
Issuance of long-term debt	750	350	325
Retirement of long-term debt	(300)	0	0
Changes in Exelon/PHI intercompany money pool	(40)	40	0
Dividends paid on common stock	(339)	(340)	(358)
Contributions from parent	414	248	188
Other financing activities	(9)	(4)	(6)
Net cash flows provided by (used in) financing activities	476	294	149
Increase (decrease) in cash, restricted cash, and cash equivalents	18	(1)	(108)
Cash, restricted cash, and cash equivalents at beginning of period	26	27	135
Cash, restricted cash, and cash equivalents at end of period	44	26	27
Increase (decrease) in capital expenditures not paid	26	55	40
Baltimore Gas and Electric Company [Member]
Cash flows from operating activities
Net income (loss)	408	349	360
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation, amortization and accretion, including nuclear fuel and energy contract amortization	591	550	502
Deferred income taxes and amortization of investment tax credits	(17)	37	130
Other non-cash operating activities	75	97	85
Changes in assets and liabilities:
Accounts receivable	30	(165)	25
Receivables from and payables to affiliates, net	(13)	(8)	1
Inventories	(29)	10	(1)
Accounts payable and accrued expenses	14	102	(43)
Income taxes	20	60	(67)
Pension and non-pension postretirement benefit contributions	(81)	(78)	(48)
Other assets and liabilities	(269)	(70)	(196)
Net cash flows provided by operating activities	729	884	748
Cash flows from investing activities
Capital expenditures	(1,226)	(1,247)	(1,145)
Other investing activities	18	2	8
Net cash flows used in investing activities	(1,208)	(1,245)	(1,137)
Cash flows from financing activities
Changes in short-term borrowings	130	(76)	40
Issuance of long-term debt	600	400	400
Retirement of long-term debt	(300)	0	0
Dividends paid on common stock	(292)	(246)	(224)
Contributions from parent	257	411	193
Other financing activities	(6)	(8)	(8)
Net cash flows provided by (used in) financing activities	389	481	401
Increase (decrease) in cash, restricted cash, and cash equivalents	(90)	120	12
Cash, restricted cash, and cash equivalents at beginning of period	145	25	13
Cash, restricted cash, and cash equivalents at end of period	55	145	25
Increase (decrease) in capital expenditures not paid	(59)	53	6
Pepco Holdings LLC [Member]
Cash flows from operating activities
Net income (loss)	561	495	477
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation, amortization and accretion, including nuclear fuel and energy contract amortization	821	782	754
Deferred income taxes and amortization of investment tax credits	24	(97)	(7)
Other non-cash operating activities	(12)	103	161
Changes in assets and liabilities:
Accounts receivable	(48)	(159)	(39)
Receivables from and payables to affiliates, net	6	3	3
Inventories	(16)	(6)	(27)
Accounts payable and accrued expenses	34	49	(17)
Income taxes	17	(25)	16
Pension and non-pension postretirement benefit contributions	(48)	(39)	(25)
Other assets and liabilities	(182)	(104)	(179)
Net cash flows provided by operating activities	1,157	1,002	1,117
Cash flows from investing activities
Capital expenditures	(1,720)	(1,604)	(1,355)
Other investing activities	2	7	(3)
Net cash flows used in investing activities	(1,718)	(1,597)	(1,358)
Cash flows from financing activities
Changes in short-term borrowings	100	160	154
Repayments on short-term borrowings with maturities greater than 90 days	0	0	(125)
Issuance of long-term debt	825	602	485
Retirement of long-term debt	(260)	(128)	(157)
Changes in Exelon/PHI intercompany money pool	(14)	9	12
Distributions to member	(703)	(553)	(526)
Contributions from member	683	494	398
Other financing activities	(17)	(10)	(5)
Net cash flows provided by (used in) financing activities	614	574	236
Increase (decrease) in cash, restricted cash, and cash equivalents	53	(21)	(5)
Cash, restricted cash, and cash equivalents at beginning of period	160	181	186
Cash, restricted cash, and cash equivalents at end of period	213	160	181
Increase (decrease) in capital expenditures not paid	(6)	54	2
Potomac Electric Power Company [Member]
Cash flows from operating activities
Net income (loss)	296	266	243
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation, amortization and accretion, including nuclear fuel and energy contract amortization	403	377	374
Deferred income taxes and amortization of investment tax credits	(8)	(46)	1
Other non-cash operating activities	(52)	(23)	56
Changes in assets and liabilities:
Accounts receivable	(28)	(67)	(22)
Receivables from and payables to affiliates, net	6	(12)	5
Inventories	(8)	1	(19)
Accounts payable and accrued expenses	16	41	(39)
Income taxes	11	(1)	9
Pension and non-pension postretirement benefit contributions	(11)	(11)	(14)
Other assets and liabilities	(163)	(24)	(82)
Net cash flows provided by operating activities	462	501	512
Cash flows from investing activities
Capital expenditures	(843)	(773)	(626)
Other investing activities	(1)	0	3
Net cash flows used in investing activities	(844)	(773)	(623)
Cash flows from financing activities
Changes in short-term borrowings	140	(47)	42
Issuance of long-term debt	275	300	260
Retirement of long-term debt	0	(3)	(125)
Dividends paid on common stock	(268)	(232)	(213)
Contributions from parent	244	262	160
Other financing activities	(6)	(6)	(3)
Net cash flows provided by (used in) financing activities	385	274	121
Increase (decrease) in cash, restricted cash, and cash equivalents	3	2	10
Cash, restricted cash, and cash equivalents at beginning of period	65	63	53
Cash, restricted cash, and cash equivalents at end of period	68	65	63
Increase (decrease) in capital expenditures not paid	30	1	39
Delmarva Power & Light Company [Member]
Cash flows from operating activities
Net income (loss)	128	125	147
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation, amortization and accretion, including nuclear fuel and energy contract amortization	210	191	184
Deferred income taxes and amortization of investment tax credits	39	(13)	(7)
Other non-cash operating activities	3	51	27
Changes in assets and liabilities:
Accounts receivable	15	(34)	(5)
Receivables from and payables to affiliates, net	(3)	8	(5)
Inventories	(8)	(5)	(6)
Accounts payable and accrued expenses	16	4	3
Income taxes	13	(25)	12
Pension and non-pension postretirement benefit contributions	(1)	0	(1)
Other assets and liabilities	(27)	(30)	(55)
Net cash flows provided by operating activities	385	272	294
Cash flows from investing activities
Capital expenditures	(429)	(424)	(348)
Other investing activities	4	(3)	1
Net cash flows used in investing activities	(425)	(427)	(347)
Cash flows from financing activities
Changes in short-term borrowings	3	90	56
Issuance of long-term debt	125	178	75
Retirement of long-term debt	0	(80)	(12)
Dividends paid on common stock	(147)	(141)	(139)
Contributions from parent	120	112	63
Other financing activities	(5)	(2)	(1)
Net cash flows provided by (used in) financing activities	96	157	42
Increase (decrease) in cash, restricted cash, and cash equivalents	56	2	(11)
Cash, restricted cash, and cash equivalents at beginning of period	15	13	24
Cash, restricted cash, and cash equivalents at end of period	71	15	13
Increase (decrease) in capital expenditures not paid	(18)	20	(4)
Atlantic City Electric Company [Member]
Cash flows from operating activities
Net income (loss)	146	112	99
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation, amortization and accretion, including nuclear fuel and energy contract amortization	179	180	157
Deferred income taxes and amortization of investment tax credits	(15)	(37)	3
Other non-cash operating activities	0	36	22
Changes in assets and liabilities:
Accounts receivable	(37)	(55)	(13)
Receivables from and payables to affiliates, net	4	6	(6)
Inventories	1	(3)	(1)
Accounts payable and accrued expenses	3	5	26
Income taxes	0	(1)	2
Pension and non-pension postretirement benefit contributions	(3)	(2)	(1)
Other assets and liabilities	17	(42)	(27)
Net cash flows provided by operating activities	295	199	261
Cash flows from investing activities
Capital expenditures	(445)	(401)	(375)
Other investing activities	1	6	(1)
Net cash flows used in investing activities	(444)	(395)	(376)
Cash flows from financing activities
Changes in short-term borrowings	(43)	117	56
Repayments on short-term borrowings with maturities greater than 90 days	0	0	(125)
Issuance of long-term debt	425	123	150
Retirement of long-term debt	(260)	(44)	(18)
Dividends paid on common stock	(288)	(114)	(124)
Contributions from parent	319	117	175
Other financing activities	(5)	(1)	(1)
Net cash flows provided by (used in) financing activities	148	198	113
Increase (decrease) in cash, restricted cash, and cash equivalents	(1)	2	(2)
Cash, restricted cash, and cash equivalents at beginning of period	30	28	30
Cash, restricted cash, and cash equivalents at end of period	29	30	28
Increase (decrease) in capital expenditures not paid	$ (18)	$ 33	$ (29)